Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies
Basis of Accounting

Basis of Accounting

              The accompanying consolidated financial statements have been prepared in accordance with the requirements of U.S. generally accepted accounting principles ("U.S. GAAP"). The consolidated financial statements reflect the accounts of Senseonics Holdings and its wholly-owned subsidiary Senseonics as of December 31, 2015. All intercompany transactions and balances have been eliminated in consolidation.

Reclassification	Reclassification Sales and marketing expenses of $94,546 included in administrative expenses in 2014 have been reclassified to sales and marketing expenses to conform to 2015 presentation.
Segment Information

Segment Information

              Operating segments are defined as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker (CODM), or decision-making group, in deciding how to allocate resources and in accessing performance. The Company views its operations and manages its business in one segment, glucose monitoring systems.

Use of Estimates

Use of Estimates

              The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. In the accompanying consolidated financial statements, estimates are used for, but not limited to, valuation of common and preferred stock, stock-based compensation, the fair value of warrant liabilities, recoverability of long-lived assets, deferred taxes and valuation allowances, depreciable lives of property and equipment, and estimated accruals for preclinical study costs, which are accrued based on estimates of work performed under contracts. Actual results could differ from those estimates; however management does not believe that such differences would be material.

Fair Value Disclosures

Fair Value Disclosures

              The carrying amounts of short-term financial instruments, including cash and cash equivalents, prepaid expenses and other current assets, and accounts payable and other current liabilities approximate fair value as of December 31, 2014 and 2015, because of the relatively short-term maturity of these instruments. The fair value of the note payable approximates its carrying value as of December 31, 2014 and 2015 and is based on the effective interest rate compared to the current market rates, which is a Level 2 fair value measurement as described below.

              See Note 12 for further discussion of fair value measurements.

Cash and Cash Equivalents and Concentration of Credit Risk

Cash and Cash Equivalents and Concentration of Credit Risk

              Cash equivalents are highly-liquid instruments with original maturities of three months or less and consist of U.S. Government and U.S. Government agency securities and money market funds with major commercial banks and financial institutions. Cash equivalents are recorded at cost plus accrued interest.

              The Company's cash and cash equivalents potentially subject the Company to credit and liquidity risk. The Company maintains cash deposits at major financial institutions with high credit quality and, at times, the balances of those deposits may exceed the Federal Deposit Insurance Corporation limits of $250,000. The Company has not experienced and does not anticipate any losses on deposits with commercial banks and financial institutions that exceed the federally insured amounts.

Property and Equipment

Property and Equipment

              Property and equipment are stated at historical cost and depreciated on a straight-line basis over the estimated useful lives, generally five years. Equipment under capital leases is depreciated on a straight-line basis over the lesser of its estimated useful life or the lease term. Leasehold improvements are depreciated over the shorter of the remaining lease term or useful lives of the assets. Upon disposition of the assets, the costs and related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations. Repairs and maintenance costs are included as expense in the accompanying statement of operations.

              Management reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of the long-lived asset is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset. If the undiscounted cash flows are less than the carrying amount, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Management did not identify any indicators of impairment in 2014 and 2015.

Treasury Stock

Treasury Stock

              The Company records purchases of common stock for treasury at cost, and carries the cost of treasury stock as a reduction in stockholder' equity. The Company maintained 43,907 shares of common stock in treasury as of December 31, 2014; the treasury stock was retired effective with the Acquisition. There is no treasury stock outstanding as of December 31, 2015.

Revenue Recognition

Revenue Recognition

              Product sales revenues are recognized when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable and collectability is probable. These criteria are generally anticipated to be met as products are shipped to customers. When revenue arrangements provide the customer with a contractual right of return, revenue is deferred until the right of return lapses or a reasonable estimate of returns can be determined.

Research and Development Costs

Research and Development Costs

              Research and development costs are expensed as incurred. Research and development expenses include costs related to employee compensation, preclinical and clinical trials, manufacturing, supplies, outsource testing, consulting and depreciation and other facilities-related expenses.

Stock-Based Compensation

Stock-Based Compensation

              The Company recognizes the cost of employee services received in exchange for awards of equity instruments, such as stock options, based on the fair value of those awards at the date of grant. The estimated fair value of stock options on the date of grant is amortized on a straight-line basis over the requisite service period for each separately vesting portion of the award for those awards with service conditions only. For awards that also contain performance conditions, expense is recognized beginning at the time the performance condition is considered probable of being met over the remaining vesting period.

              The Company uses the Black-Scholes-Merton option pricing model (the "Black-Scholes Model") to determine the fair value of stock-option awards. Valuation of stock awards requires management to make assumptions and to apply judgment to determine the fair value of the awards. These assumptions and judgments include estimating the fair value of the Company's common stock, future volatility of the Company's stock price, dividend yields, future employee turnover rates, and future employee stock option exercise behaviors. Changes in these assumptions can affect the fair value estimate.

              Under Accounting Standards Codification ("ASC") 718, the cumulative amount of compensation cost recognized for instruments classified as equity that ordinarily would result in a future tax deduction under existing tax law shall be considered to be a deductible difference in applying ASC 740, Income Taxes. The deductible temporary difference is based on the compensation cost recognized for financial reporting purposes; however, these provisions currently do not impact the Company, as all the deferred tax assets have a full valuation allowance.

              Since the Company had net operating loss carryforwards as of December 31, 2014 and 2015, no excess tax benefits for the tax deductions related to share-based awards were recognized in the statements of operations.

Comprehensive Income

Comprehensive Income

              ASC 220-10, Reporting Comprehensive Income, requires the presentation of the comprehensive income or loss and its components as part of the financial statements. For the years ended December 31, 2014 and 2015, the Company's net loss equals comprehensive loss.

Income Taxes

Income Taxes

              The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that are in effect when the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that such tax rate changes are enacted. The measurement of a deferred tax asset is reduced, if necessary, by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

              Management uses a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return, as well as guidance on derecognition, classification, interest and penalties and financial statement reporting disclosures. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. In the ordinary course of business, transactions occur for which the ultimate outcome may be uncertain. Management does not expect the outcome related to accrued uncertain tax provisions to have a material adverse effect on the Company's financial position, results of operations or cash flows. The Company recognizes interest and penalties accrued on any unrecognized tax exposures as a component of income tax expense. The Company did not have any amounts accrued relating to interest and penalties as of December 31, 2014 and 2015.

              The Company is subject to taxation in various jurisdictions in the United States and remains subject to examination by taxing jurisdictions for the year 1996 and all subsequent periods due to the availability of net operating loss carryforwards. In addition, all of the net operating losses and research and development credit carryforwards that may be used in future years are still subject to adjustment.

Loss per Share

Loss per Share

              Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of shares of common stock outstanding during the period.

              For periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all potential common shares is anti-dilutive. The total number of anti-dilutive shares was 34,435,548 and 14,261,768 at December 31, 2014 and 2015, respectively, consisting of convertible preferred shares, common stock options and stock purchase warrants, which have been excluded from the computation of diluted loss per share, as follows:

	December 31,
	2014	2015
Convertible preferred shares	23,653,592	—
Common stock options	8,393,081	9,251,164
Stock purchase warrants	2,388,875	5,010,604

Total anti-dilutive outstanding	34,435,548	14,261,768

              For periods of net income, and when the effects are not anti-dilutive, diluted earnings per share is computed by dividing net income available to common stockholders by the weighted-average number of shares outstanding plus the impact of all potential dilutive common shares, consisting primarily of common stock options and stock purchase warrants using the treasury stock method.

              For periods prior to December 7, 2015, common share and per share amounts of Senseonics have been retrospectively adjusted to reflect each historical common share for 2.0975 common shares.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

              In May 2014, the Financial Accounting Standards Board ("FASB"), issued guidance for revenue recognition for contracts, superseding the previous revenue recognition requirements, along with most existing industry-specific guidance. The guidance requires an entity to review contracts in five steps: 1) identify the contract, 2) identify performance obligations, 3) determine the transaction price, 4) allocate the transaction price and 5) recognize revenue. The new standard will result in enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue arising from contracts with customers. The standard is effective for the Company's reporting year beginning January 1, 2018 and early adoption is permitted starting January 1, 2017. The Company is currently evaluating the impact, if any, that this new accounting pronouncement will have on its consolidated financial statements.

              In August 2014, the FASB issued guidance requiring management to evaluate on a regular basis whether any conditions or events have arisen that could raise substantial doubt about the entity's ability to continue as a going concern. The guidance 1) provides a definition for the term "substantial doubt," 2) requires an evaluation every reporting period, interim periods included, 3) provides principles for considering the mitigating effect of management's plans to alleviate the substantial doubt, 4) requires certain disclosures if the substantial doubt is alleviated as a result of management's plans, 5) requires an express statement, as well as other disclosures, if the substantial doubt is not alleviated and 6) requires an assessment period of one year from the date the consolidated financial statements are issued. The standard is effective for the Company's reporting year beginning January 1, 2017 and early adoption is permitted. The Company is currently evaluating the impact, if any, that this new accounting pronouncement will have on its consolidated financial statements.

              In April 2015, the FASB issued accounting guidance requiring that debt issuance costs related to a recognized liability be presented on the balance sheet as a direct reduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected. The standard is effective for reporting periods beginning after December 15, 2015. The Company is currently evaluating the impact, if any, that this new accounting pronouncement will have on its consolidated financial statements.

              In April 2015, the FASB issued accounting guidance related to Internal-Use Software specifically for the Customer's Accounting for Fees Paid in a Cloud Computing Arrangement. The amendments in this Update provide guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the Acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. The standard is effective for reporting periods beginning after December 15, 2015. An entity can elect to adopt the amendments either 1) prospectively for all arrangements entered into or materially modified after the effective date or 2) retrospectively. The Company decided to adopt the standards prospectively and will be accounting for the new cloud arrangements in accordance with the new standards.

              The Company has evaluated all other issued and unadopted Accounting Standards Updates and believes the adoption of these standards will not have a material impact on the results of operations, financial position, or cash flows.